Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks, including reserve requirements of $12,569 and $11,472	$ 51,213	$ 49,902
Interest-bearing deposits	17,885	26,871
Cash and cash equivalents	69,098	76,773
Investment securities available for sale	281,099	297,890
Other investments	4,031	4,990
Total securities	285,130	302,880
Mortgage loans held for sale	1,375	497
Loans	651,891	620,960
Less allowance for loan losses	(11,082)	(13,501)
Net loans	640,809	607,459
Premises and equipment, net	17,000	16,358
Cash surrender value of life insurance	14,125	13,706
Other real estate	2,016	1,679
Accrued interest receivable and other assets	10,941	15,332
Total assets	1,040,494	1,034,684
Deposits:
Non-interest bearing demand	210,758	195,265
NOW, MMDA & savings	407,504	386,893
Time, $250,000 or more	47,872	49,168
Other time	148,566	168,035
Total deposits	814,700	799,361
Securities sold under agreements to repurchase	48,430	45,396
FHLB borrowings	50,000	65,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	8,080	20,589
Total liabilities	941,829	950,965
Commitments
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,612,588 shares in 2014 and 5,613,495 shares in 2013	48,088	48,133
Retained earnings	45,124	36,758
Accumulated other comprehensive income (loss)	5,453	(1,172)
Total shareholders' equity	98,665	83,719
Total liabilities and shareholders' equity	$ 1,040,494	$ 1,034,684